OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 1,612.2	$ 1,798.5
Non-current assets	6,634.8	7,492.6
Revenue (Note 8)	1,612.2	1,798.5
Canada
Disclosure of geographical areas [line items]
Revenue	460.5	447.5
Non-current assets	1,863.9	1,910.0
Revenue (Note 8)	460.5	447.5
Chile
Disclosure of geographical areas [line items]
Revenue	400.8	356.2
Non-current assets	1,341.0	1,348.4
Revenue (Note 8)	400.8	356.2
Brazil
Disclosure of geographical areas [line items]
Revenue	451.3	748.7
Non-current assets	949.2	1,704.6
Revenue (Note 8)	451.3	748.7
Argentina
Disclosure of geographical areas [line items]
Revenue	299.6	246.1
Non-current assets	2,447.7	2,497.0
Revenue (Note 8)	299.6	246.1
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 33.0	$ 32.6